RBC BlueBay Core Plus Bond Fund Expense Example - RBC BlueBay Core Plus Bond Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 445
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	1,683
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	1,025
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	$ 1,030